UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  6/30

Date of reporting period: 9/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of September 30, 2011 (Unaudited)

DWS Enhanced Commodity Strategy Fund
	Principal Amount ($)	Value ($)
Corporate Bonds 30.4%
Consumer Discretionary 0.9%
Comcast Corp., 5.3%, 1/15/2014	4,000,000	4,336,396
Kia Motors Corp., 144A, 3.625%, 6/14/2016	1,400,000	1,392,598
NBCUniversal Media LLC, 3.65%, 4/30/2015	2,000,000	2,104,160
News America, Inc., 7.6%, 10/11/2015	2,000,000	2,296,846

		10,130,000
Consumer Staples 0.3%
Coca-Cola Enterprises, Inc., 2.0%, 8/19/2016	1,500,000	1,496,663
H.J. Heinz Co., 2.0%, 9/12/2016	1,665,000	1,669,828

		3,166,491
Energy 1.8%
Canadian Natural Resources Ltd., 5.15%, 2/1/2013	3,000,000	3,157,212
Energy Transfer Partners LP, 6.0%, 7/1/2013	3,000,000	3,173,022
Occidental Petroleum Corp., 2.5%, 2/1/2016	4,730,000	4,927,591
Plains All American Pipeline LP, 4.25%, 9/1/2012	3,000,000	3,084,000
Transocean, Inc., 4.95%, 11/15/2015	5,560,000	5,855,553

		20,197,378
Financials 22.6%
Abbey National Treasury Services PLC, 1.553% *, 4/25/2013	9,600,000	9,600,000
AEGON NV, 4.625%, 12/1/2015	4,235,000	4,329,441
American Express Credit Corp., Series D, 5.125%, 8/25/2014	6,000,000	6,494,094
American International Group, Inc.:
Series MP, 0.451% *, 3/20/2012	3,000,000	2,986,077
3.65%, 1/15/2014	4,000,000	3,900,132
Anglo American Capital PLC, 144A, 9.375%, 4/8/2014	2,000,000	2,323,366
Banco Bradesco SA, 144A, 2.39% *, 5/16/2014	3,000,000	2,913,936
Banco Santander Chile, 144A, 2.875%, 11/13/2012	2,300,000	2,296,757
Banco Votorantim SA, 144A, 5.25%, 2/11/2016	5,000,000	4,937,500
Bank of Nova Scotia, 144A, 2.15%, 8/3/2016	5,000,000	5,085,635
Bank of Scotland PLC, 5.5%, 6/15/2012	3,000,000	3,071,898
Barclays Bank PLC, 144A, 2.5%, 9/21/2015	3,245,000	3,219,309
BB&T Corp., 0.953% *, 4/28/2014	5,665,000	5,626,155
BNP Paribas Home Loan Covered Bonds SA, 144A, 2.2%, 11/2/2015	4,000,000	3,885,892
Canadian Imperial Bank of Commerce, 144A, 2.75%, 1/27/2016	5,000,000	5,236,845
Capital One Financial Corp., 1.4% *, 7/15/2014	5,000,000	4,982,150
Caterpillar Financial Services Corp., Series F, 6.2%, 9/30/2013	1,970,000	2,163,809
Commonwealth Bank of Australia, 144A, 3.1%, 3/31/2017	6,000,000	6,028,608
Compagnie de Financement Foncier, 144A, 2.125%, 4/22/2013	3,335,000	3,340,886
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.599% *, 4/14/2014	5,000,000	4,968,640
Credit Agricole Home Loan SFH, 144A, 1.002% *, 7/21/2014	5,000,000	4,877,815
Credit Suisse AG, 144A, 2.6%, 5/27/2016	2,940,000	3,026,818
Daimler Finance North America LLC, 144A, 0.973% *, 3/28/2014	5,000,000	5,000,500
Deutsche Telekom International Finance BV, 144A, 3.125%, 4/11/2016	5,000,000	4,974,335
Export-Import Bank of Korea, 3.75%, 10/20/2016	5,000,000	4,876,905
FUEL Trust, 144A, 3.984%, 6/15/2016	8,000,000	7,833,136
General Electric Capital Corp.:
0.551% *, 6/20/2016	5,000,000	4,642,455
5.25%, 2/21/2012	3,000,000	3,042,297
Genworth Global Funding Trusts, 0.426% *, 5/15/2012	1,300,000	1,290,163
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016	3,530,000	3,547,573
Hartford Financial Services Group, Inc., 5.25%, 10/15/2011	2,900,000	2,903,439
Health Care REIT, Inc., (REIT), 3.625%, 3/15/2016	5,115,000	4,987,069
Hyundai Capital America, 144A, 3.75%, 4/6/2016	5,480,000	5,413,385
Intesa Sanpaolo SpA, 144A, 2.708% *, 2/24/2014	6,515,000	5,866,784
KeyCorp, Series H, 6.5%, 5/14/2013	5,500,000	5,866,674
Lloyds TSB Bank PLC, 2.603% *, 1/24/2014	5,000,000	4,867,125
Metropolitan Life Global Funding I, 144A, 5.2%, 9/18/2013	3,000,000	3,210,741
National Australia Bank Ltd., 144A, 0.966% *, 4/11/2014	5,000,000	4,983,845
New York Life Global Funding, 144A, 4.65%, 5/9/2013	3,000,000	3,167,646
Nordea Bank AB, 144A, 1.75%, 10/4/2013	3,655,000	3,619,221
Petrobras International Finance Co., 3.875%, 1/27/2016	2,710,000	2,688,320
Principal Life Income Funding Trust, 0.449% *, 11/8/2013	3,000,000	2,940,033
Prudential Financial, Inc., Series D, 5.8%, 6/15/2012	3,000,000	3,078,975
RCI Banque SA, 144A, 2.116% *, 4/11/2014	5,330,000	5,042,367
Royal Bank of Canada, 144A, 3.125%, 4/14/2015	5,000,000	5,304,815
Royal Bank of Scotland PLC, 144A, 1.867% *, 3/11/2014	6,000,000	5,812,473
Santander US Debt SA Unipersonal, 144A, 2.991%, 10/7/2013	4,000,000	3,844,464
Scotland International Finance No. 2 BV, 144A, 4.25%, 5/23/2013	3,000,000	2,959,854
Societe Generale SA, 144A, 1.296% *, 4/11/2014	8,300,000	7,430,542
Standard Chartered PLC, 144A, 1.231% *, 5/12/2014	6,000,000	5,942,832
Sumitomo Mitsui Banking Corp., 144A, 1.203% *, 7/22/2014	7,000,000	7,022,666
SunTrust Banks, Inc., 3.6%, 4/15/2016	4,570,000	4,633,336
Svensk Exportkredit AB, 2.125%, 7/13/2016	4,590,000	4,699,673
Telecom Italia Capital SA:
4.95%, 9/30/2014	1,800,000	1,733,915
6.175%, 6/18/2014	4,000,000	3,980,640
Teva Pharmaceutical Finance III BV, 0.853% *, 3/21/2014	4,065,000	4,061,496
U.S. Bank NA, 0.529% *, 10/14/2014	4,000,000	3,942,120
Woodside Finance Ltd., 144A, 4.5%, 11/10/2014	6,000,000	6,370,494

		256,878,071
Health Care 0.3%
Quest Diagnostic, Inc., 1.208% *, 3/24/2014	3,075,000	3,091,808
Industrials 0.3%
Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/2014	3,342,000	3,946,067
Information Technology 0.5%
Fiserv, Inc., 3.125%, 6/15/2016	2,420,000	2,449,197
Xerox Corp., 6.4%, 3/15/2016	3,000,000	3,320,271

		5,769,468
Materials 1.3%
Airgas, Inc., 2.95%, 6/15/2016	1,830,000	1,846,124
ArcelorMittal:
3.75%, 3/1/2016	3,000,000	2,758,509
9.0%, 2/15/2015	2,000,000	2,199,188
Barrick Gold Corp., 1.75%, 5/30/2014	3,830,000	3,848,016
Berry Plastics Corp., 4.999% *, 2/15/2015	500,000	462,500
Hyundai Steel Co., 144A, 4.625%, 4/21/2016	3,500,000	3,500,886

		14,615,223
Telecommunication Services 1.2%
America Movil SAB de CV, 2.375%, 9/8/2016	1,000,000	967,000
AT&T, Inc., 2.4%, 8/15/2016	2,580,000	2,603,873
Telefonica Emisiones SAU, 6.421%, 6/20/2016	3,000,000	3,075,720
Verizon Communications, Inc., 0.973% *, 3/28/2014	7,000,000	7,019,579

		13,666,172
Utilities 1.2%
Korea Electric Power Corp., 144A, 3.0%, 10/5/2015	3,400,000	3,306,340
New York State Electric & Gas Corp., 5.5%, 11/15/2012	1,600,000	1,662,027
PPL Energy Supply LLC, 5.4%, 8/15/2014	4,450,000	4,808,149
Sempra Energy, 1.107% *, 3/15/2014	4,500,000	4,508,069

		14,284,585

Total Corporate Bonds (Cost $349,458,792)		345,745,263
Asset-Backed 1.5%
Automobile Receivables 0.9%
AmeriCredit Automobile Receivables Trust, "A3", Series 2010-2, 1.71%, 8/8/2014	1,000,000	1,006,065
BMW Vehicle Owner Trust, "A2", Series 2010-A, 0.68%, 9/25/2012	5,267	5,267
Carmax Auto Owner Trust, "A3", Series 2010-3, 0.99%, 2/17/2015	2,376,000	2,382,666
CPS Auto Trust, "A4", Series 2007-B, 144A, 5.6%, 1/15/2014	1,197,266	1,210,387
Santander Drive Auto Receivables Trust, "A2", Series 2011-1, 0.94%, 2/18/2014	5,263,000	5,257,891

		9,862,276
Credit Card Receivables 0.6%
Citibank Omni Master Trust, "A13", Series 2009-A13, 144A, 5.35%, 8/15/2018	2,105,000	2,306,927
GE Capital Credit Card Master Note Trust, "A", Series 2010-3, 2.21%, 6/15/2016	3,000,000	3,067,642
MBNA Credit Card Master Note Trust, "C1", Series 2006-C1, 0.649% *, 7/15/2015	1,500,000	1,487,561

		6,862,130

Total Asset-Backed (Cost $16,662,531)		16,724,406
Commercial Mortgage-Backed Securities 3.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
"B", Series 2005-2, 5.037% *, 7/10/2043	5,000,000	4,285,490
"AM", Series 2006-3, 5.877% *, 7/10/2044	3,125,000	2,890,094
Credit Suisse Mortgage Capital Certificates, "A2", Series 2007-C1, 5.268%, 2/15/2040	464,521	464,205
CS First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039	5,000,000	5,289,430
"H", Series 2002-CKP1, 144A, 7.437% *, 12/15/2035	725,000	718,730
"D", Series 2004-C1, 144A, 4.956%, 1/15/2037	3,000,000	2,903,607
"B", Series 2005-C5, 5.1%, 8/15/2038	1,500,000	1,296,540
First Union-Lehman Brothers-Bank of America, "D", Series 1998-C2, 6.778%, 11/18/2035	5,529,593	5,616,634
GMAC Commercial Mortgage Securities, Inc., "F", Series 2003-C1, 144A, 4.718%, 5/10/2036	1,823,000	1,745,147
JPMorgan Chase Commercial Mortgage Securities Corp.:
"F", Series 2003-ML1A, 144A, 5.699% *, 3/12/2039	3,500,000	3,524,171
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042	2,800,000	2,813,082
"AM", Series 2005-LDP4, 4.999%, 10/15/2042	2,630,000	2,647,505
"AM", Series 2006-CB16, 5.593%, 5/12/2045	1,000,000	895,528
Merrill Lynch Mortgage Trust, "A5", Series 2004-BPC1, 4.855% *, 10/12/2041	2,000,000	2,127,378

Total Commercial Mortgage-Backed Securities (Cost $39,389,767)		37,217,541
Collateralized Mortgage Obligations 4.0%
American Home Mortgage Assets, "A5", Series 2007-4, 0.425% *, 8/25/2037	1,584,101	1,520,012
Banc of America Mortgage Securities, Inc., "1A1", Series 2005-11, 5.75%, 12/25/2035	3,252,198	3,244,676
Countrywide Alternative Loan Trust, "1A5", Series 2003-J1, 5.25%, 10/25/2033	31,312	31,318
Credit Suisse Mortgage Capital Certificates, "A1", Series 2011-7R, 144A, 1.487% *, 8/28/2047	7,179,924	7,176,557
Federal Home Loan Mortgage Corp.:
"FY", Series 3487, 0.879% *, 6/15/2037	2,046,794	2,040,695
"DA", Series 3598, 2.75%, 11/15/2014	2,444,065	2,464,072
"PD", Series 2681, 5.0%, 8/15/2020	287,366	287,536
"PD", Series 2575, 5.5%, 12/15/2030	841,629	843,414
"SB", Series 2668, 6.996% *, 10/15/2015	50,987	51,096
Federal National Mortgage Association:
"FB", Series 1996-44, 1.05% *, 9/25/2023	282,078	285,762
"A", Series 2004-5, 4.0%, 11/25/2016	1,704,204	1,699,774
"NA", Series 2005-33, 5.0%, 11/25/2022	1,845,373	1,871,876
"QD", Series 2005-20, 5.0%, 3/25/2028	3,324,518	3,321,042
"AD", Series 2008-74, 5.0%, 4/25/2037	2,636,990	2,682,221
Government National Mortgage Association, "BA", Series 2009-57, 2.25%, 6/16/2039	2,078,223	2,107,714
Thornburg Mortgage Securities Trust:
"A1", Series 2006-6, 0.345% *, 11/25/2046	2,271,285	2,260,060
"4A3", Series 2007-3, 0.445% *, 6/25/2047	4,270,968	4,140,883
"2A1", Series 2007-3, 0.455% *, 6/25/2047	9,546,858	9,189,605

Total Collateralized Mortgage Obligations (Cost $45,697,490)		45,218,313
Government & Agency Obligations 26.5%
Other Government Related (a) 4.7%
BRFkredit AS, 144A, 0.499% *, 4/15/2013	2,500,000	2,500,675
Dexia Credit Local, 144A, 0.496% *, 1/12/2012	3,000,000	2,999,271
European Investment Bank, 1.5%, 5/15/2014 (b)	5,000,000	5,102,255
FIH Erhvervsbank AS, 144A, 0.708% *, 6/13/2013	3,000,000	2,997,903
International Bank for Reconstruction & Development, 5.25% *, 4/9/2025	3,000,000	2,992,500
Japan Finance Corp., 2.25%, 7/13/2016	5,000,000	5,156,155
Korea National Oil Corp., 144A, 5.375%, 7/30/2014	6,000,000	6,348,204
Kreditanstalt fuer Wiederaufbau, 1.25%, 6/15/2012	3,000,000	3,016,389
OeBB Infrastruktur AG, 4.75%, 10/28/2013	10,000,000	10,732,430
Private Export Funding Corp., 2.125%, 7/15/2016	5,000,000	5,160,755
Suncorp-Metway Ltd.:
0.48% *, 10/19/2012	1,650,000	1,652,218
144A, 1.749% *, 7/16/2012	1,370,000	1,385,734
Westpac Banking Corp., Series G, 144A, 0.533% *, 12/14/2012	3,000,000	3,004,305

		53,048,794
Sovereign Bonds 1.0%
Export Development Canada, 1.5%, 5/15/2014	3,200,000	3,276,282
MDC-GMTN BV, 144A, 3.75%, 4/20/2016	5,000,000	5,180,720
Province of British Columbia, 2.85%, 6/15/2015	2,755,000	2,937,458

		11,394,460
U.S. Government Sponsored Agencies 4.6%
Federal Farm Credit Bank, 1.375%, 6/25/2013	4,000,000	4,070,964
Federal Home Loan Bank:
Series 1, 0.5%, 8/28/2013	10,715,000	10,731,726
1.995% *, 12/16/2025	2,000,000	1,990,000
Federal Home Loan Mortgage Corp.:
0.375%, 11/30/2012	2,500,000	2,501,770
1.0%, 8/27/2014	15,000,000	15,163,695
Federal National Mortgage Association:
0.5%, 8/9/2013	10,000,000	10,010,190
1.125%, 7/30/2012	7,380,000	7,431,350

		51,899,695
U.S. Treasury Obligations 16.2%
U.S. Treasury Inflation-Indexed Note, 0.5%, 4/15/2015	12,509,640	13,016,869
U.S. Treasury Notes:
0.125%, 9/30/2013	20,000,000	19,948,400
0.5%, 11/15/2013 (b)	35,000,000	35,133,980
0.625%, 4/30/2013	10,000,000	10,060,500
0.75%, 9/15/2013 (b)	20,000,000	20,178,900
1.0%, 1/15/2014 (b)	24,935,000	25,307,080
1.0%, 8/31/2016	780,000	781,950
1.25%, 8/31/2015	26,000,000	26,601,250
1.375%, 11/30/2015	15,000,000	15,389,070
1.5%, 7/31/2016	2,000,000	2,053,760
4.25%, 8/15/2013 (b)	15,235,000	16,358,581

		184,830,340

Total Government & Agency Obligations (Cost $299,612,771)		301,173,289
Loan Participations and Assignments 4.6%
Senior Loans * 3.9%
American Rock Salt Holdings LLC, Term Loan, 5.5%, 4/25/2017	498,750	478,491
Aptalis Pharma, Inc., Term Loan B, 5.5%, 2/10/2017	497,500	443,770
Asurion Corp., First Lien Term Loan, 5.5%, 5/24/2018	979,545	926,988
Avaya, Inc., Term Loan, 4.814%, 10/26/2017	1,658,671	1,501,097
AVG Technologies, Inc., Term Loan, 7.5%, 3/11/2016	500,000	477,500
Bass Pro Group LLC, Term Loan, 5.25%, 6/13/2017	1,000,000	965,210
Bentley Systems, Inc., Term Loan B, 5.75%, 2/10/2017	496,250	481,363
Big West Oil LLC, Term Loan, 7.0%, 3/31/2016	473,684	472,500
Brock Holdings III, Inc., Term Loan B, 6.0%, 3/16/2017	498,750	471,733
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25%, 2/23/2017	987,500	947,437
CareStream Health, Inc., Term Loan B, 5.0%, 2/25/2017	997,500	840,394
Chrysler Group LLC, Term Loan, 6.0%, 5/24/2017	1,000,000	874,290
CPG International, Inc., Term Loan B, 6.0%, 2/18/2017	996,247	952,661
CPI International, Inc., Term Loan B, 5.0%, 2/9/2017	497,500	482,575
Cumulus Media, Inc., Term Loan, 5.75%, 9/17/2018	2,000,000	1,888,750
Earthbound Holdings III LLC, Term Loan B, 5.5%, 12/21/2016	496,250	484,467
Equipower Resources Holdings LLC, Term Loan B, 5.75%, 1/26/2018	1,995,000	1,941,384
Exopack LLC, Term Loan, 6.5%, 5/26/2017	1,250,000	1,175,000
Fairway Group Acquisition Co., Term Loan A, 7.5%, 3/3/2017	997,500	945,131
Frac Tech International LLC, Term Loan B, 6.25%, 5/6/2016	1,299,663	1,276,918
Gymboree Corp., Term Loan, 5.0%, 2/23/2018	1,992,494	1,783,003
Harbor Freight Tools USA, Inc., First Lien Term Loan, 6.5%, 12/22/2017	1,990,000	1,970,100
Hercules Offshore LLC, Term Loan B, 7.5%, 7/11/2013	481,599	463,590
Intelsat (Bermuda) Ltd., Term Loan, 2.75%, 2/1/2014	1,250,000	1,143,750
Istar Financial, Inc., Term Loan A2, 7.0%, 6/30/2014	1,000,000	947,000
Kalispel Tribal Economic Authority, Term Loan B, 5.989%, 2/22/2017	1,492,654	1,403,095
Landry's Restaurants, Inc., Term Loan A, 6.25%, 12/1/2014	497,494	486,300
Language Line LLC, Second Lien Term Loan, 10.5%, 12/20/2016	400,000	394,000
National Bedding Co., LLC, Second Lien Term Loan, 5.313%, 2/28/2014	500,000	468,595
Nebraska Book Co., Inc., Debtor in Possession Term Loan B, 7.25%, 7/27/2012	500,000	495,000
Nuveen Investments, Inc., Term Loan, 5.869%, 5/12/2017	500,000	464,500
Oceania Cruises, Inc., Term Loan B, 5.125%, 4/27/2015	2,000,000	1,900,000
Orbitz Worldwide, Inc., Term Loan, 3.253%, 7/25/2014	959,742	824,898
Oriental Trading Co., Inc., Term Loan B, 7.0%, 2/10/2017	1,482,614	1,408,483
PostMedia Network, Inc., Term Loan C, 6.25%, 7/13/2016	465,793	457,206
RedPrairie Corp., Term Loan B, 6.0%, 3/24/2016	748,106	736,885
Remy International, Inc., Term Loan B, 6.25%, 12/16/2016	497,500	481,331
Sabre, Inc., Term Loan B, 2.239%, 9/30/2014	494,805	416,873
Smart & Final Stores Corp., Term Loan B2, 5.073%, 5/31/2016	220,959	214,330
Springleaf Finance Corp., Term Loan, 5.5%, 5/10/2017	1,750,000	1,522,500
Star West Generation LLC, Term Loan B, 6.0%, 5/14/2018	1,692,308	1,610,518
Summit Entertainment LLC, Term Loan, 7.5%, 9/7/2016	970,020	950,619
Swift Transportation Co., Inc., Term Loan B, 6.0%, 12/21/2016	943,354	916,940
Texas Competitive Electric Holdings Co., LLC, Term Loan, 4.772%, 10/10/2017	961,389	645,183
U.S. Airways Group, Inc., Term Loan, 2.739%, 3/21/2014	986,111	841,276
U.S. Foodservice, Inc., Term Loan B, 5.75%, 3/31/2017	498,750	466,177
Volume Services America, Inc., Term Loan B, 10.5%, 9/16/2016	492,519	489,645
Western Refining, Inc., Term Loan B, 7.5%, 3/15/2017	1,995,000	1,988,586
Windsor Quality Food Co., Ltd., Term Loan B, 5.0%, 2/16/2017	484,750	469,299

		44,387,341
Sovereign Loans 0.7%
OJSC Russian Agricultural Bank:
Series 1, 144A, 7.175%, 5/16/2013	1,846,000	1,882,920
144A, 9.0%, 6/11/2014	3,000,000	3,195,000
VTB Bank, 144A, 6.465%, 3/4/2015	3,000,000	2,992,500

		8,070,420

Total Loan Participations and Assignments (Cost $55,183,878)		52,457,761
Municipal Bonds and Notes 4.8%
California, State General Obligation, 4.0%, 9/1/2014	2,110,000	2,293,886
Connecticut, State General Obligation, Series A, Prerefunded, 5.0%, 4/15/2020	1,000,000	1,071,300
Dallas, TX, Waterworks & Sewer System Revenue, Prerefunded, 5.0%, 10/1/2020, INS: AGMC	995,000	1,064,521
Florida, Jacksonville Electric Authority Revenue, Series 23, 5.0%, 10/1/2014 (c)	2,110,000	2,368,538
Florida, State Board of Public Education, Capital Outlay 2011, Series C, 4.0%, 6/1/2014	1,590,000	1,730,938
Frisco, TX, General Obligation, 4.0%, 2/15/2014	985,000	1,066,046
Georgia, State General Obligation, Series E-2, 4.0%, 9/1/2013	4,385,000	4,690,985
Houston, TX, Community College, 4.0%, 2/15/2014 (c)	425,000	458,813
Houston, TX, Utility System Revenue, First Lien, Series E, 5.0%, 11/15/2013	845,000	923,196
Indiana, State Finance Authority Highway Revenue, Series A, 4.0%, 12/1/2013	840,000	904,772
King County, WA, Sewer Revenue, Series B, 5.0%, 1/1/2013 (c)	1,055,000	1,115,926
Massachusetts, State School Building Authority, Sales Tax Revenue, Series A, 4.0%, 5/15/2014	3,250,000	3,546,335
Massachusetts, State Special Obligation Revenue, Senior Federal Highway, Grant Anticipation Note Program, Series A, 5.0%, 6/15/2013	740,000	796,936
New Jersey, Economic Development Authority Revenue, School Facilities, Series F, Prerefunded, 5.25%, 6/15/2022, INS: FGIC	2,060,000	2,230,980
New Mexico, State Finance Authority, Transportation Revenue, Series A-1, 5.0%, 12/15/2013	845,000	930,565
New York, Tobacco Settlement Financing Corp., Series B, 5.0%, 6/1/2014	2,065,000	2,275,630
New York, State Local Government Assistance Corp., Series A, 5.0%, 4/1/2014	4,245,000	4,720,100
New York, State Thruway Authority, Personal Income Tax Revenue, Series A, 4.0%, 3/15/2014	1,055,000	1,142,639
New York, General Obligation, Series G, 5.0%, 8/1/2014	1,055,000	1,182,033
Pennsylvania, State General Obligation:
Prerefunded, 5.0%, 1/1/2020, INS: NATL	1,055,000	1,116,475
Series A, 5.0%, 5/1/2014	1,265,000	1,410,564
Sumner County, TN, General Obligation, 5.0%, 6/1/2014	3,505,000	3,918,239
Texas, State Public Finance Authority Revenue, Series A, 5.0%, 7/1/2014	2,270,000	2,545,260
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College & Equipment, Series A, Prerefunded, 5.0%, 2/1/2015	845,000	934,908
Virginia, State Public School Financing Authority, 1997 Resolution, Series B, 5.0%, 8/1/2014	2,725,000	3,067,996
Washington, University Revenues, Series A, 5.0%, 4/1/2014	3,015,000	3,350,027
Washington, State Motor Vehicle Fuel Tax, Series B-1, 4.0%, 8/1/2014	4,125,000	4,520,876

Total Municipal Bonds and Notes (Cost $55,264,151)		55,378,484
Short-Term U.S. Treasury Obligations 24.9%
U.S. Treasury Bills:
0.01% **, 7/26/2012 (d)	25,000,000	24,981,935
0.015% **, 3/8/2012 (d) (e)	1,774,000	1,773,652
0.035% **, 3/29/2012	29,500,000	29,494,780
0.064% **, 7/26/2012 (d)	21,000,000	20,988,750
0.09% **, 9/20/2012 (d)	15,000,000	14,986,688
0.09% **, 9/20/2012 (d)	50,000,000	49,955,625
0.094% **, 8/23/2012 (d)	25,000,000	24,978,541
0.097% **, 8/23/2012 (d)	24,000,000	23,978,745
0.12% **, 3/8/2012 (d) (e)	56,882,000	56,870,851
0.69% **, 5/31/2012 (d)	15,000,000	14,992,963
0.69% **, 5/31/2012 (d)	20,000,000	19,990,618

Total Short-Term U.S. Treasury Obligations (Cost $282,986,858)		282,993,148

	Shares	Value ($)
Securities Lending Collateral 5.3%
Daily Assets Fund Institutional, 0.17% (f) (g) (Cost $61,031,843)	61,031,843	61,031,843
Cash Equivalents 6.2%
Central Cash Management Fund, 0.10% (f) (Cost $70,179,425)	70,179,425	70,179,425

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $1,275,467,506) †	111.5	1,268,119,473
Other Assets and Liabilities, Net	(11.5)	(130,629,914)

Net Assets	100.0	1,137,489,559

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2011.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,275,502,486.  At September 30, 2011, net unrealized depreciation for all securities based on tax cost was $7,383,013.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,910,213 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,293,226.

(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2011 amounted to $59,590,992, which is 5.2% of net assets.
(c)	When-issued security.
(d)	At September 30, 2011, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(e)	At September 30, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
FGIC: Financial Guaranty Insurance Co.
INS: Insured
LIBOR: London Interbank Offered Rate
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

REIT: Real Estate Investment Trust

At September 30, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Brent Crude Oil Futures	USD	11/15/2011	240	24,211,200	(3,272,920)
Copper Futures	USD	11/4/2011	96	16,820,400	(6,171,888)
Copper Futures	USD	11/29/2011	20	3,506,625	(1,058,435)
Copper Futures	USD	11/1/2011	20	3,503,875	(1,061,185)
Copper Futures	USD	12/28/2011	130	23,496,915	(920,725)
Gold 100 OZ Futures	USD	12/28/2011	150	24,334,500	(1,736,265)
Natural Gas Futures	USD	3/28/2012	246	10,078,620	(492,124)
Total unrealized depreciation					(14,713,542)

At September 30, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

2 Year U.S. Treasury Note	USD	12/30/2011	150	33,030,469	67,639
Copper Futures	USD	11/4/2011	96	16,820,400	4,419,312
Copper Futures	USD	11/29/2011	20	3,506,625	380,815
Copper Futures	USD	11/1/2011	20	3,509,000	375,940
Copper Futures	USD	12/28/2011	130	22,808,500	1,241,110
Natural Gas Futures	USD	9/26/2012	246	10,521,420	498,454
Total unrealized appreciation					6,983,270

Currency Abbreviations

USD	United States Dollar

At September 30, 2011, open commodity-linked swap contracts were as follows:

Expiration Date	Notional Amount ($)		Fixed Fee Paid by the Fund	Pay/Receive Return of the Reference Index	Value ($) (h)

Long Positions
10/24/2011	73,680,000	1	0.45%	Barclays Capital Pure Beta-Dow Jones UBS Commodity Index	(8,015,367)
10/24/2011	224,678,000	2	0.42%	Citi Cubes Dow Jones-UBS Weighted Index	(20,783,359)
10/24/2011	7,586,000	1	0.16%	Dow Jones-UBS Aluminum Subindex	(715,335)
9/26/2012	24,616,020	8	0.0%	Merrill Lynch Natural Gas	(3,487,640)
10/24/2011	692,619,000	3	0.11%	UBS Basket	(3,475,372)
10/24/2011	110,520,000	6	0.23%	Dow Jones-UBS Commodity Index 3 Month Forward	(12,313,906)
10/24/2011	36,840,000	7	0.25%	Dow Jones-UBS Commodity Index 3 Month Forward	(4,104,962)
10/24/2011	2,649,000	1	0.16%	Dow Jones-UBS Crude Oil Subindex	(307,401)
10/24/2011	6,634,000	1	0.09%	Dow Jones-UBS Gold Subindex	592,229
10/24/2011	1,906,000	1	0.16%	Dow Jones-UBS Wheat Index	(237,698)
10/24/2011	196,480,000	4	0.45%	Goldman Dow Jones-UBS Commodity Excess Return E95 Strategy	(22,054,080)
10/24/2011	147,360,000	5	0.46%	JPMorgan Alternative Benchmark	(16,553,031)

At September 30, 2011, open commodity-linked swap contracts were as follows:

Expiration Date	Notional Amount ($)		Fixed Fee Paid by the Fund	Pay/Receive Return of the Reference Index	Value ($) (h)

Short Positions
10/24/2011	40,000,000	3	0.0%	Dow Jones-UBS Aluminum Subindex	2,978,194
10/24/2011	14,062,500	1	0.22%	Dow Jones-UBS Commodity Index	1,604,743
10/24/2011	28,125,000	4	0.1%	Dow Jones-UBS Commodity Index	3,114,756
10/24/2011	42,187,500	5	0.05%	Dow Jones-UBS Commodity Index	4,817,416
10/24/2011	5,617,000	1	0.09%	Dow Jones-UBS Corn Index	869,148
10/24/2011	3,806,000	1	0.09%	Dow Jones-UBS Heat Oil Index	315,790
10/24/2011	196,480,000	8	0.45%	Merrill Lynch Backwardation Momentum Long Only Excess	(24,015,395)
3/28/2012	23,773,750	8	0.0%	Merrill Lynch Natural Gas	3,534,570
Total net unrealized depreciation					(98,236,700)

(h)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
At September 30, 2011, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (j)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

12/20/2010 3/20/2016	5,000,0006	1.0%	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017, BBB-	(231,464)	(2,075)	(229,389)

(i)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
(j)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

At September 30, 2011, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

9/24/2012 9/24/2013	30,000,0009	Fixed- 0.49%	Floating- LIBOR	37,746	63,529	(25,783)
9/24/2012 9/24/2013	30,000,0006	Fixed- 0.49%	Floating- LIBOR	37,746	(3,000)	40,746
9/24/2012 9/24/2016	80,000,0009	Fixed- 1.325%	Floating- LIBOR	347,571	—	347,571
9/24/2012 9/24/2016	80,000,0006	Fixed- 1.325%	Floating- LIBOR	347,571	33,000	314,571
Total net unrealized appreciation					677,105

Counterparties:
1	Barclays Bank PLC
2	Citigroup, Inc.
3	UBS AG
4	The Goldman Sachs & Co.
5	JPMorgan Chase Securities, Inc.
6	Morgan Stanley
7	BNP Paribas
8	Merrill Lynch & Co., Inc.
9	Bank of America

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of September 30, 2011, the Fund held $238,682,763 in the Subsidiary, representing 21.0% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(k)
Corporate Bonds	$—	$345,745,263	$—	$345,745,263
Asset-Backed	—	16,724,406	—	16,724,406
Commercial Mortgage-Backed Securities	—	37,217,541	—	37,217,541
Collateralized Mortgage Obligations	—	45,218,313	—	45,218,313
Government & Agency Obligations	—	301,173,289	—	301,173,289
Loan Participations and Assignments	—	52,457,761	—	52,457,761
Municipal Bonds and Notes	—	55,378,484	—	55,378,484
Short-Term U.S. Treasury Obligations	—	282,993,148	—	282,993,148
Short-Term Investments(k)	131,211,268	—	—	131,211,268
Derivatives(l)	6,983,270	18,529,734	—	25,513,004
Total	$138,194,538	$1,155,437,939	$—	$1,293,632,477
Liabilities
Derivatives(l)	$(14,713,542)	$(116,318,718)	$—	$(131,032,260)
Total	$(14,713,542)	$(116,318,718)	$—	$(131,032,260)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(k)	See Consolidated Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, commodity-linked swap contracts, credit default swap contracts and interest rate swap contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Government & Agency Obligations		Corporate Bonds		Total
Balance as of June 30, 2011	$2,925,000		$5,970,000		$8,895,000
Realized gains (loss)	—		—		—
Change in unrealized appreciation (depreciation)	—		—		—
Amortization premium/discount	—		—		—
Purchases	—		—		—
(Sales)	—		—		—
Transfers into Level 3	—		—		—
Transfers (out) of Level 3	(2,925,000	)(n)	(5,970,000	)(n)	(8,895,000)
Balance as of September 30, 2011	$—		$—		$—
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2011	$—		$—		$—

Transfers between price levels are recognized at the beginning of the reporting period.
(m)	Other receivable represented the fair value of the pending sale of a commodities-linked structured note for which Lehman Brothers is the counterparty.
(n)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Commodity Contracts	$(7,797,911)	$(98,236,700)
Credit Contracts	$—	$(229,389)
Interest Rate Contracts	$67,639	$677,105

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Commodity Strategy Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2011